DERIVATIVE LIABILITIES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
change in fair value of the derivative liability	$ 2,745,309	$ 2,954,109
change in fair value of the derivative liability	(2,745,309)	(2,954,109)
Derivative liabilities	$ 10,483,371